                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ];   Amendment Number: _____
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology Corp.
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        President
Phone:        212-421-2155

Signature, Place, and Date of Signing:

        /s/Seymour L. Goldblatt             New York, New York     July 30, 2002
---------------------------------------
              [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary
Number of other Included Managers:

Form 13F Information Table Entry Total:           103

Form 13F Information Table Value Total:      $271,452
                                             --------
                                           (thousands)

List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
Page 1 of 4
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)

            Item 1:              Item 2:  Item 3:    Item 4:     Item 5:          Item 6:           Item 7:         Item 8:
        Name of Issuer          Title of   CUSIP      Fair      Shares of        Investment        Managers    Voting Authority
                                  Class   Number     Market     Principal        Discretion          See          (Shares)
                                                     Value       Amount    ---------------------   Instr. V    ----------------
                                                   (x $1,000)              (a)     (b)       (c)              (a)      (b)  (c)
                                                                           Sole Shared-As  Shared-            Sole     Shared None
                                                                                Defined in  Other
                                                                                 Instr. V
        --------------          --------  ------   ---------    ---------  ---- ---------- ------- --------  --------  ------ ----
3COM CORP                            COM 885535104      7,013 1,593,900 SH   X                               1,593,900
A D C TELECOMMUNICATN                COM 100088610        483   210,727 SH   X                                 210,727
AETHER SYSTEMS INC.                  COM 00808V105      1,256   425,900 SH   X                                 425,900
ALTANA AG                            ADR 02143N103      2,879    55,300 SH   X                                  55,300
AMERICAN MANAGEMENT SYSTEMS INC      COM 027352103      3,814   199,600 SH   X                                 199,600
AMYLIN PHARMACEUTICALS               COM 032346108        167    15,225 SH   X                                  15,225
ANDRX GROUP                          COM 034553107      3,107   115,200 SH   X                                 115,200
APPLIED MOLECULAR EVOLUTION          COM 03823E108        722   125,000 SH   X                                 125,000
ART TECHNOLOGY GROUP                 COM 04289L107        569   563,500 SH   X                                 563,500
ARTISOFT INC                         COM 04314L106      2,124 1,416,300 SH   X                               1,416,300
ASPECT COMMUNICATIONS                COM 04523Q102      3,202 1,000,650 SH   X                               1,000,650
AT&T WIRELESS SERVICES               COM 00209A106      2,925   500,000 SH   X                                 500,000
BIOTRANSPLANT INC                    COM 09066Y107      2,817 1,117,900 SH   X                               1,117,900
CACHEFLOW INC                        COM 126946102      1,441 2,619,600 SH   X                               2,619,600
CAMBRIDGE HEART INC                  COM 131910101      1,093 1,241,927 SH   X                               1,241,927
CISCO SYSTEMS                        COM 17275R102      2,599   186,252 SH   X                                 186,252
COGNOS                               COM 19244C109      1,243    56,000 SH   X                                  56,000
COMCAST CORP                         COM 200300200      2,384   100,000 SH   X                                 100,000
COMPUTER ASSOCIATES INTL             COM 204912109      4,932   310,400 SH   X                                 310,400
COMPUTER TASK GROUP                  COM 205477102      1,637   329,300 SH   X                                 329,300
COMTECH TELECOMMUNICAT NEW           COM 205826209      3,343   484,448 SH   X                                 484,448
CORVIS CORP                          COM 221008103      1,387 2,133,200 SH   X                               2,133,200
DAVITA INC                           COM 23918K108      4,403   185,000 SH   X                                 185,000
DEPOMED INC                          COM 249908104      1,848   598,080 SH   X                                 598,080
DOCENT INC                           COM 25608L106        608   528,500 SH   X                                 528,500
EARTHLINK NETWORK INC                COM 270321102      7,888 1,189,800 SH   X                               1,189,800
ELOYALTY CORP                        COM 290151109      2,038   345,400 SH   X                                 345,400
ENREV POWER SOLUTIONS, INC           PFD   PRIVATE          1    86,226 SH   X                                  86,226
EPICOR SOFTWARE CORP                 COM 29426L108      1,276   818,039 SH   X                                 818,039

COLUMN TOTAL                                           69,199

                                    FORM 13F
Page 2 of 4
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)

            Item 1:              Item 2:  Item 3:    Item 4:     Item 5:          Item 6:           Item 7:         Item 8:
        Name of Issuer          Title of   CUSIP      Fair      Shares of        Investment        Managers    Voting Authority
                                  Class   Number     Market     Principal        Discretion          See          (Shares)
                                                     Value       Amount    ---------------------   Instr. V    ----------------
                                                   (x $1,000)              (a)     (b)       (c)              (a)       (b)  (c)
                                                                           Sole Shared-As  Shared-            Sole     Shared None
                                                                                Defined in  Other
                                                                                 Instr. V
        --------------          --------  ------   ---------    ---------  ---- ---------- ------- --------  --------  ------ ----
EXTREME NETWORKS INC                 COM 30226D106      1,059   105,000 SH   X                                 105,000
FINISAR CORP                         COM 31787A101      2,725 1,150,000 SH   X                               1,150,000
FLEXTRONICES INTERNATIONAL LTD       COM Y2573F102      3,084   432,600 SH   X                                 432,600
FOUNDRY NETWORKS INC                 COM 35063R100      5,571   792,500 SH   X                                 792,500
GM HUGHES ELECTRONIC                 COM 370442501      3,432   330,000 SH   X                                 330,000
GIGA INFORMATION GROUP               COM 37517M109      1,385   729,253 SH   X                                 729,253
GROUP 1 SOFTWARE INC                 COM 39943Y103      1,740   125,600 SH   X                                 125,600
HIFN INC                             COM 428358105      2,391   365,000 SH   X                                 365,000
HYPERION SOLUTIONS CP                COM 44914M104     11,909   653,000 SH   X                                 653,000
I-MANY INC                           COM 44973Q103        392   142,500 SH   X                                 142,500
IMANAGE INC                          COM 45245Y105      1,658   460,000 SH   X                                 460,000
INDUS INTL INC                       COM 45578L100      4,110 1,719,700 SH   X                               1,719,700
INDUSTRI MATIMATIK INTL CORP         COM 455792101         93   155,200 SH   X                                 155,200
INFINIUM SOFTWARE INC                COM 45662Y109      2,495   415,900 SH   X                                 415,900
INT MEDIA GROUP INC                  COM 44979N104      1,173   592,500 SH   X                                 592,500
INTERACTIVE INTELLIGEN               COM 45839M103      3,520 1,044,400 SH   X                               1,044,400
KEYNOTE SYS INC                      COM 493308100      1,336   182,500 SH   X                                 182,500
KOSAN BIOSCIENCES INC                COM 50064W107      3,087   354,400 SH   X                                 354,400
LANTE CORP                           COM 516540101        181   296,000 SH   X                                 296,000
MANUGISTICS GROUP INC                COM 565011103      2,114   346,000 SH   X                                 346,000
MAXTOR CORP                          COM 577729205      9,620 2,128,408 SH   X                               2,128,408
MCDATA CORP                          COM 580031102        667    75,000 SH   X                                  75,000
MEDIMMUNE INC                        COM 584699102      3,276   124,100 SH   X                                 124,100
META GROUP INC                       COM 591002100        118    52,500 SH   X                                  52,500
MRO SOFTWARE                         COM 55347W105        806    70,800 SH   X                                  70,800
MULTEX.COM                           COM 625367101        973   238,600 SH   X                                 238,600
Nabi biopharmaceuticals              COM 628716102      6,136 1,297,233 SH   X                               1,297,233
NEOPHARM INC                         COM 640919106      7,410   589,480 SH   X                                 589,480
NETWORK APPLIANCE                    COM 64120L104      2,861   230,000 SH   X                                 230,000
NETWORK ENGINES INC                  COM 64121A107        300   280,700 SH   X                                 280,700
NEW FOCUS INC                        COM 644383101      1,361   458,300 SH   X                                 458,300
NEXTEL COMMUNICATIONS                COM 65332V103      1,733   540,000 SH   X                                 540,000
                                                                             X
COLUMN TOTAL                                           88,716

                                    FORM 13F
Page 3 of 4
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)

            Item 1:              Item 2:  Item 3:    Item 4:     Item 5:          Item 6:           Item 7:         Item 8:
        Name of Issuer          Title of   CUSIP      Fair      Shares of        Investment        Managers    Voting Authority
                                  Class   Number     Market     Principal        Discretion          See          (Shares)
                                                     Value        Amount   ---------------------   Instr. V    ----------------
                                                   (x $1,000)              (a)     (b)       (c)             (a)       (b)    (c)
                                                                           Sole Shared-As  Shared-           Sole      Shared None
                                                                                Defined in  Other
                                                                                 Instr. V
        --------------          --------  ------   ---------    ---------  ---- ---------- ------- --------  --------  ------ ----
ORTEC INTL INC                       COM 68749B108         31    15,500 SH   X                                  15,500
PEGASUS SATELLITE COMMUNICATION      COM 705904100        931 1,275,000 SH   X                               1,275,000
PEOPLESOFT INC                       COM 712713106      1,478    99,300 SH   X                                  99,300
PHOENIX TECHNOLOGIES LTD             COM 719153108        873    87,300 SH   X                                  87,300
PLUMTREE SOFTWARE INC                COM 72940Q104         73    14,700 SH   X                                  14,700
QAD INC                              COM 74727D108        325   114,000 SH   X                                 114,000
QUEST SOFTWARE INC                   COM 74834T103      1,401    96,400 SH   X                                  96,400
REAL NETWORKS INC                    COM 75605L104        916   225,000 SH   X                                 225,000
REGISTER INC                         COM 75914G101        840   110,200 SH   X                                 110,200
RESONATE INC                         COM 76115Q104      1,328   664,500 SH   X                                 664,500
RIVERSTONE NETWORKS                  COM 769320102        626   200,000 SH   X                                 200,000
S1 CORPORATION                       COM 78463B101     18,083 2,447,000 SH   X                               2,447,000
SANMINA-SCI CORP                     COM 800907107     13,728 2,175,616 SH   X                               2,175,616
SEMTECH CORP                         COM 816850101      2,536    95,000 SH   X                                  95,000
SOLECTRON CORP                       COM 834182107     23,968 3,897,171 SH   X                               3,897,171
SONUS PHARMACEUTICALS                COM 835692104        474   226,950 SH   X                                 226,950
STARBASE COMMON/WORLD WEB.NET        PFD   PRIVATE         20 2,000,000 SH   X                               2,000,000
SERIES E
STARBASE CORP NEW                    COM 854910205          8    40,387 SH   X                                  40,387
SUPPORT INC                          COM 868587106        609   217,500 SH   X                                 217,500
SYCAMORE NETWORKS INC                COM 871206108      9,596 2,486,000 SH   X                               2,486,000
SYMBOL TECHNOLOGIES                  COM 871508107      1,700   200,000 SH   X                                 200,000
TECHNOLOGY SOLUTIONS                 COM 87872T108      3,413 2,666,300 SH   X                               2,666,300
TUMBLEWEED COMMUNICTNS               COM 899690101      2,031 1,097,800 SH   X                               1,097,800
TURNSTONE SYSTEMS                    COM 900423104      2,435   562,400 SH   X                                 562,400
ULTICOM                              COM 903844108      2,945   434,300 SH   X                                 434,300
VIANT INC                            COM 92553N107      1,002   821,500 SH   X                                 821,500
VICINITY CORP                        COM 925653107        433   216,300 SH   X                                 216,300
VIGNETTE CORP                        COM 926734104      7,070 3,588,900 SH   X                               3,588,900
VISUAL NETWORKS INC                  COM 928444108        210   148,000 SH   X                                 148,000
VITESSE SEMICONDUCTOR                COM 928497106        148    47,490 SH   X                                  47,490
WEBSENSE INC                         COM 947684106      1,977    77,300 SH   X                                  77,300
WESTERN DIGITAL CORP                 COM 958102105     11,952 3,677,400 SH   X                               3,677,400

COLUMN TOTAL                                          113,160

                                    FORM 13F
Page 4 of 4
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
                                                                  (SEC USE ONLY)

            Item 1:              Item 2:  Item 3:    Item 4:     Item 5:          Item 6:           Item 7:         Item 8:
        Name of Issuer          Title of   CUSIP      Fair      Shares of        Investment        Managers    Voting Authority
                                  Class   Number     Market     Principal        Discretion          See          (Shares)
                                                     Value        Amount   ---------------------   Instr. V    ----------------
                                                   (x $1,000)              (a)     (b)       (c)             (a)       (b)    (c)
                                                                           Sole Shared-As  Shared-           Sole      Shared None
                                                                                Defined in  Other
                                                                                 Instr. V
        --------------          --------  ------   ---------    ---------  ---- ---------- ------- --------  --------  ------ ----
SKYWORKS SOLUTIONS INC               COM 83088M102         14     2,500 SH   X                                   2,500
AOL TIME WARNER INC                  COM 00184A105         66     4,500 SH   X                                   4,500
AT&T CORP                            COM   1957109         45     4,200 SH   X                                   4,200
BRISTOL MYERS SQUIBB                 COM 110122108         36     1,400 SH   X                                   1,400
COX COMMUNICATIONS                   COM 224044107         33     1,200 SH   X                                   1,200
DOCUMENTUM INC                       COM 256159104         60     5,000 SH   X                                   5,000
JOHNSON & JOHNSON                    COM 478160104         26       500 SH   X                                     500
NOKIA CORP                           ADR 654902204         70     4,800 SH   X                                   4,800
NORTEL NETWORKS                      COM 656568102          9     5,954 SH   X                                   5,954
PARK OHIO HOLDINGS CORP              COM 700666100         18     4,100 SH   X                                   4,100

COLUMN TOTAL                                              377

GRAND TOTAL                                           271,452